Protective Life and Annuity
Insurance Company
Post Office Box 2606
Birmingham, AL 35202

MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: max.berueffy@protective.com

April 24, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life, No. 811-8537
Protective Variable Annuity NY, No. 333-179963
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4

Dear Commissioners:

Protective Life and Annuity Insurance Company (the “Company”) is transmitting for filing with the Securities and Exchange Commission (the “Commission”) Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement referenced above for certain individual flexible premium deferred variable and fixed annuity contracts issued by the Company.  The pre-effective amendment filing has been marked to show all changes since the initial filing of the registration statement, which was filed with the Commission on March 7, 2012.

Please find attached acceleration requests from the Company and the underwriter of the contracts, requesting an effective date of May 1, 2012 for the registration statement.

With regard to the above-referenced filing, the Company acknowledges that:

•                  should the Commission or the staff acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•                  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Elisabeth Bentzinger with Sutherland Asbill & Brennan at 202.383.0717.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Attachment

cc.	Elisabeth Bentzinger
Sutherland Asbill & Brennan